Cover	Apr. 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 06, 2021
Entity Central Index Key	0001584509
Amendment Flag	false
Entity Registrant Name	Aramark
Entity Tax Identification Number	20-8236097
Entity File Number	001-36223
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	19103
Entity Address, Address Line One	2400 Market Street
Entity Address, State or Province	PA
Entity Address, City or Town	Philadelphia,
City Area Code	(215)
Local Phone Number	238-3000
Title of 12(b) Security	Common Stock,
Trading Symbol	ARMK
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false